RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2022
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

		As of September 30,
Accounts	Name of related parties	2022	2021
Related party payables	Shareholder, HUANG Jian Cong	$1,963,527	$974,216
Related party payables	Other Affiliates of the Company	88,876	98,119